UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

1536 Holmes Street

Livermore, CA 94550

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

1536 Holmes Street

Livermore, CA 94550

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2012 through June 30, 2013

Item 1. Proxy Voting Record

Company Name	Company	CUSIP	Shareholder	Describe The Matter Voted On	Proposed by Company	Did Orrell	How did Orrell	Votes cast for
	Symbol	Number	Meeting date		or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Argentex Mining Corp.	AGXMF	04014H108	9/18/2012	1. Set number of directors at five; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Morgan & Co. as auditors,
directors to fix remuneration; 4. Approve 2012
stock option plan.

MAG Silver Corp.	MAG CN	55903Q955	10/5/2012	1. Set number of directors at nine; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Deloitte & Touche LLP as
auditors, directors to fix remuneration; 4. Ratify,
confirm and approve Company's advance
notice policy.

Royal Gold, Inc.	RGLD	780287108	11/14/2012	1. Election of S. Dempsey, T. Jensen, and	Company	Yes	For	For
G. Bogden to board of directors; 2. Appoint
Ernst & Young as auditors; 3. Approve
resolution relating to executive compensation.

Kingsgate Consolidated Ltd.	KCN AU	Q5318K103	11/21/2012	1. Re-election of Peter McAleer as director;	Company	Yes	For	For
2. Ratify and approve previous share issues;
3. Approval of remuneration report; 4. Issue of
performance rights to Gavin Thomas.

Perseus Mining Ltd.	PRU CN	Q74174956	11/23/2012	1. Adoption of remuneration report;	Company	Yes	For	For
2-3. Re-election of directors Rhett Brans and
Sean Harvey; 4. Approval of Performance
Rights Plan; 5-7. Issue of performance rights
to Mark Calderwood, Colin Carson and
Rhett Brans.

CGA Mining Ltd.	CGA CN	Q22628954	11/28/2012	1-3. Re-election of directors Magee, Scott, and	Company	Yes	For	For
Lockyer; 4. Approval of Loan Funded
Share Plan; 5. Remuneration report.

Indochine Mining Ltd.	IDC AU	Q4880W108	11/28/2012	1. Adoption of remuneration report; 2-4. Re-	Company	Yes	For	For
elect John Shaw and Ian Ross as directors;
5. Authorization of issues and options;
6. Approval of 10% placement facility.

Argonaut Gold Ltd.	AR CN	04016A952	12/6/2012	1. Issuance of maximum 32,673,683 common	Company	Yes	For	For
(Special Meeting)				shares of Argonaut Gold Ltd. to holders
of Prodigy Gold.

B2Gold Corp.	BTO CN	11777Q951	12/20/2012	1. Approve issuance of shares of B2Gold Corp.	Company	Yes	For	For
(Special Meeting)				in connection with the acquisition of all of the
issued and outstanding securities of CGA
Mining Ltd.

CGA Mining Ltd.	CGA CN	Q2262895	12/24/2012	1. Approve acquisition of CGA Mining Ltd. by	Company	Yes	For	For
B2Gold Corp.

AngloGold Ashanti Ltd. ADR	AU	035128206	3/11/2013	1. Amendments to the rules of AngloGold	Company	Yes	For	For
(Extraordinary General				Ashanti Ltd. ADR Long-Term Incentive Plan 2005;
meeting)				2. Amendments to the rules of the AngloGold
Ashanti Ltd. ADR Limited Bonus Share Plan 2005;
3. Authority to directors and Company secretary to
resolutions 1 & 2.

AngloGold Ashanti Ltd. ADR	AU	035128206	3/27/2013	1. Special resolution - Approval of a new Memorandum	Company	Yes	For	For
(Extraordinary General				of Incorporation for Anglo Gold Ashanti Ltd. ADR;
meeting)				2. Ordinary resolution - Authority to directors
and Company secretary to implement resolution 1.

Newmont Mining Corp.	NEM	651639106	4/24/2013	1A-1J. Election of directors; 2. Ratify	Company	Yes	For	For
appointment of PricewaterhouseCoopers LLP
as auditors; 3. Approve named executive
officer compensation; 4. Approve 2013
stock option plan; 5. Approve performance
pay plan.

Barrick Gold Corp.	ABX	067901108	4/24/2013	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
Coopers LLP as the auditors, directors to fix
remuneration; 3. Resolution on executive
compensation.

Agnico-Eagle Mines Ltd.	AEM	008474108	4/26/2013	1. Elect directors; 2. Appoint Ernst & Young	Company	Yes	For	For
as auditors, directors to fix remuneration;
3. Resolution approving an amendment to the
Company’s stock option plan; 4. Special resolution
approving amendment to Company's Articles
to change the Company's name; 5. Resolution
confirming an amendment to the Company's by-
laws; 6. Non-binding advisory resolution accepting
the Company’s approach to executive
compensation.

Randgold Resources Ltd. ADR	GOLD	752344309	4/29/2013	1. Receive audited financial statements year	Company	Yes	For	For
ending 2012; 2. Declare final dividend of $0.50
per ordinary share; 3. Approve directors'
remuneration report year ending 12/31/2012;
4-12. Re-elect directors; 13. Re-appoint BDO
as auditors; 14. Authorize directors to determine
remuneration of the auditors; 15. Authority to
allot shares and grant rights to subscribe for
or convert any security into shares; 16. Awards
of ordinary shares to non-executive directors;
17. Authorize the Board to grant CEO a one-off
career shares award of Company ordinary
shares in the Company; 18. Increase fees that
may be paid to directors from $750,000 to
$1,000,000; 19. Authority to disapply
preemption rights; 20. Authority for the
Company to purchase its own ordinary shares.

New Gold, Inc.	NGD	644535106	5/1/2013	1. Set number of directors at eight; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Deloitte & Touche LLP as
auditors, directors to fix remuneration.

Company Name	Company	CUSIP	Shareholder	Describe the Matter Voted on	Proposed by Company	Did Orrell	How did Orrell	Votes cast for
	Symbol	Number	Meeting date		or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Yamana Gold, Inc.	AUY	98462Y100	5/1/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLP	Company	Yes	For	For
				as auditors.

Wesdome Gold Mines Ltd.	WDO CN	95083R951	5/1/2013	1. Set number of directors at 9; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Grant Thornton LLP as
				auditors, directors to fix remuneration.

Eldorado Gold Corp.	EGO	284902103	5/2/2013	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors; 3. Authorize directors to fix auditor's
				pay.

Goldcorp, Inc.	GG	380956409	5/2/2013	A. Elect directors; B. Appoint Deloitte & Touche LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; C. Resolution
				approving amendments to the restricted share
				unit plan; D. Non-binding advisory resolution
				accepting the Company's approach to
				executive compensation.

Argonaut Gold Ltd.	AR CN	04016A952	5/7/2013	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Pass resolution to confirm and
				ratify an amendment to the general by-law;
				4. Confirm and reauthorize Company's 2010
				share incentive plan.

Franco-Nevada Corp.	FNV CN	349915959	5/8/2013	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Acceptance of Corporation's
				approach to executive compensation.

Tahoe Resources, Inc.	THO CN	873868954	5/9/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLP as	Company	Yes	For	For
				auditors; 3. Approve an amended and restated
				share option plan for the Company.

Silver Wheaton Corp.	SLW CN	828336958	5/21/2013	A. Elect directors; B. Appoint Deloitte & Touch LLP as	Company	Yes	For A-C	For
				auditors, directors to fix remuneration; C. Resolution			Abstain D
				accepting Company's approach to executive
				compensation; D. Such other business as
				may properly come before the meeting.

Kinross Gold Corp.	KGC	496902404	5/8/2013	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to set remuneration;
				3. Pass an advisory resolution regarding
				executive compensation.

Primero Mining Corp.	P CN	74164W957	5/8/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Approve Company's restated stock option
				Plan; 4. Approve phantom share unit plan for
				employees of the Company.

Claude Resources, Inc.	CRJ CN	182873950	5/9/2013	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Ratification
				of stock option plan; 4. Ratification and approval
				of employee share purchase plan.

Centerra Gold, Inc.	CG CN	152006953	5/10/2013	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Vote
				on any other matters that might come before
				the Board.

AuRico Gold, Inc.	AUQ	05155C105	5/13/2013	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Approve and ratify the amended restated
				shareholder rights plan; 4. Pass an ordinary
				resolution to approve long term incentive
				plan of the Company.

SEMAFO, Inc.	SMF CN	816922959	5/13/2013	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Advisory resolution on the
				Corporation's approach to executive compensation.

Centerra Gold, Inc.	CG CN	152006953	5/10/2013	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration.

Pan American Silver Corp.	PAAS	697900108	5/13/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLP as	Company	Yes	For	For
				auditors, authorize directors to fix remuneration;
				3. Resolution approving executive compensation.

AngloGold Ashanti Ltd. ADR	AU	035128206	5/13/2013	1. Re-appoint Ernst & Young as auditors;	Company	Yes	For	For
				2-4. Elect directors; 5-8. Appoint members of
				audit and corporate governance committee;
				9. Authority to directors to allot and issue
				ordinary shares; 10. Authority to directors
				to issue for cash those ordinary shares
				placed under the control of the directors;
				11. Endorsement of Company's remuneration
				policy; S1 Increase in non-executive director's
				fees; S2. Increase in non-executive director's
				committee fees; S3. Acquisition of Company's
				shares; S4 Approval to grant financial
				assistance in terms of Sec. 44 and 45.

IAMGOLD Corp.	IAG	450913108	5/21/2013	1. Elect director; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Resolution approving executive compensation;
				4. Resolution approving that by-law number two
				amend by-law number one of the corporation.

Sutter Gold Mining, Inc.	SGM CN	86944A956	6/11/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Confirm
				Company's stock option plan.

Veris Gold Corp.	VG CN	92346R951	6/18/2013	1. Set number of directors at nine; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte & Touche LLP as auditors;
				4. Approve renewal of Company's stock
				option plan; 5. Approve resolution adopting
				Company's advance notice policy; 6. Approve
				Company's shareholder rights plan.

B2Gold Corp.	BTO CN	11777Q951	6/10/2013	1. Set number of directors at eight; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint PricewaterhouseCoopers
				LLC as auditors, authorize directors to set
				remuneration.

Company Name	Company	CUSIP	Shareholder	Describe The Matter Voted On	Proposed by Company	Did Orrell	How did Orrell	Votes cast for
	Symbol	Number	Meeting date		or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Avala Resources Ltd.	AVZ CN	05337B959	6/12/2013	1. Elect directors; 2. Re-appoint Chabot Grant	Company	Yes	For	For
Thornton LLP as auditors, directors to set
remuneration; 3. Approve Company's 10%
"rolling" stock option plan.

Sabina Silver Corp.	SBB CN	785246950	6/13/2013	1. Determine number of directors at ten;	Company	Yes	For	For
2. Elect directors; 3. Appoint KPMG LLP as
auditors; 4. Approve Company's stock option
plan; 5. Approve resolution of the Company's
advance notice policy.

Fortuna Silver Mines, Inc.	FVI CN	349915959	6/20/2013	1. Determine number of directors at seven;	Company	Yes	For 1-9	For
				2-8. Elect directors; 9. Appoint Deloitte & Touche LLP			Abstain 10
as auditors, directors to fix remuneration;
10. Transact such other business as may
properly come before the meeting.

MAG Silver Corp.	MAG CN	55903Q955	6/18/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLC as	Company	Yes	For	For
auditors, directors to fix remuneration;
3. Approve continuation of shareholder rights
plan.

Endeavour Mining Corp.	EDV CN	G3040R950	6/5/2013	1. Elect directors; 2. Appoint Deloitte & Touche LLP as	Company	Yes	For	For
auditors, directors to fix remuneration.

Veris Gold Corp.	VG CN	92346R951	6/14/2013	1. Set number of directors at nine; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Deloitte & Touche LLP as auditors,
directors to set remuneration; 4. Approve
renewal of Company's stock option plan;
5. Approve resolution adopting the Company's
advance notice policy; 6. Approve Company's
shareholder rights plan agreement.

San Gold Corp.	SGR CN	79780P955	6/25/2013	1. Elect directors; 2. Appoint Scarrow &	Company	Yes	For 1- 4	For
				Donald LLP as auditors, directors to fix			Abstain 5
remuneration; 3. Re-approval of stock option
plan; 4. Ratification of the amendment to the
by-laws of the corporation; 5. Transact further
business.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 15, 2013